UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011
Check her if Amendment [  ]; Amendment Number:
This Amendment (Check only one.).  [  ]is  a restatement
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	McMillion Capital Management, Inc.
Address:	701 Green Valley Rd. Suite 104
		Greensboro,  NC  27408

13F File Number:	28-7496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:	Donald C. McMillion
Title:		President
Phone:	336-274-2491
Signature, Place, and Date of Signing:

Donald C. McMillion 	Greensboro, NC	November 7, 2011

Report Type (Check Only One.):

[ X ]  	13F HOLDINGS REPORT.
[  ]  		13F NOTICE
[  ] 		13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

NONE

I am signing this report as required by the Securities and Exchange Act of 1934.
<table>					Investment				Voting
<c>	<c>		Fair		Discretion			Managers	 Authority(Shares)
Name of Issue	Title of Class	Cusip	Market Value	Shares	Sole	Defined	Shared	See. V	Sole	Shared	None
COMMON STOCK

3M Company	Common	88579y101	1384829.1	19290	19290				19290
ABB LIMITED SPONS ADR	Common	375204	18275.6	1070	1070				1070
ABBOTT LABS	Common	2824100	2934413.2	57380	57380				57380
ACE LTD	Common	H0023R105	5454	90	90				90
AFLAC	Common	1055102	2621.25	75	75				75
AGILENT	Common	00846U101	2812.5	90	90				90
ALNYLAM PHARMACEUTICALS	Common	02043Q107	328.5	50	50				50
ALTRIA GROUP INC.	Common	02209S103	24129	900	900				900
AMER NATL BANKSHARES VA 	Common	27745108	328914.36	18273	18273				18273
AMERICAN EXPRESS CO	Common	25816109	3313081.2	73788	73788				73788
AMERIPRISE FINL INC.	Common	03076C106	47428.8	1205	1205				1205
ANADARKO PETROLEUM	Common	32511107	13479.46	214	214				214
APACHE CORP	Common	37411105	1604.8	20	20				20
APPLE COMPUTER	Common	37833100	117065.24	307	307				307
APPLIED MATERIALS	Common	38222105	4556.2	440	440				440
AUTOMATIC DATA PROC.	Common	53015103	52855.15	1121	1121				1121
BANCO DE SANTANDER ADS	Common	05964H105	19681.92	2448	2448				2448
BANK NOVA SCOTIA HALIFAX	Common	64149107	42126	840	840				840
BANKAMERICA	Common	60505104	99847.8	16315	16315				16315
BB & T Corp.	Common	54937107	226098	10600	10600				10600
BHP BILLITON LIMITED ADR	Common	88606108	93016	1400	1400				1400
BMC SOFTWARE	Common	55921100	12532	325	325				325
BRISTOL MYERS SQUIBB CO	Common	110122108	3507593.64	111778	111778				111778
BT GROUP PLC ADR	Common	5.58E+104	47952	1800	1800				1800
BUNGE LIMITED	Common	G16962105	1049.22	18	18				18
CA INC	Common	12673P105	4076.1	210	210				210
CAPITAL BANK CORP	Common	139793103	728	350	350				350
CATERPILLAR, INC.	Common	149123101	2059988.32	27898	27898				27898
CENTURYTEL INC.	Common	156700106	3378.24	102	102				102
CHESAPEAKE ENERGY	Common	165167107	5110	200	200				200
CHEVRONTEXACO	Common	166764100	4885418.76	52764	52764				52764
CHUBB CORP	Common	171232101	5099.15	85	85				85
CINTAS CORP	Common	172908105	33768	1200	1200				1200
CISCO SYSTEMS	Common	17275R102	2436181.5	157173	157173				157173
CITIGROUP, INC.	Common	172967424	2005654.5	78300	78300				78300
COCA COLA	Common	191216100	3521497.44	52124	52124				52124
COLGATE PALMOLIVE	Common	194162103	195716.76	2207	2207				2207
COMCAST CORP. A	Common	20030N101	4037.56	193	193				193
CONOCO PHILLIPS	Common	20825C104	18996	300	300				300
CONSTELLATION BRANDS A	Common	21036P108	94950	5275	5275				5275
CREE INC.	Common	225447101	46504.2	1790	1790				1790
CRESCENT FINANCIAL CORP	Common	225744101	3795	1265	1265				1265
DANAHER CORP	Common	235851102	117432	2800	2800				2800
DELL COMPUTER	Common	24702R101	22327.06	1579	1579				1579
DIAGEO	Common	25243Q205	3416.85	45	45				45
DISCOVERY COMMUNICATIONS INC A	Common	25470F104	3573.9	95	95				95
DISCOVERY COMMUNICATIONS SER C	Common	25470F302	3339.25	95	95				95
DOMINION RES INC VA	Common	25746u109	89659.82	1766	1766				1766
DOVER CORP.	Common	260003108	4660	100	100				100
DOW CHEMICAL	Common	260543103	11903.8	530	530				530
DR PEPPER SNAPPLE GROUP INC	Common	2.61E+113	1396.08	36	36				36
DU PONT E I DE NEMOURS &	Common	263534109	19185.6	480	480				480
DUKE POWER CO	Common	26441c105	11994	600	600				600
DUKE REALTY INVESTMENTS INC.	Common	264411505	1260	120	120				120
ELECTRONIC ARTS INC CL A	Common	285512109	3067.5	150	150				150
EMC CORP	Common	268648102	3904140	186000	186000				186000
EMERSON ELEC CO	Common	291011104	33254.55	805	805				805
ENERGY TRANSFER PARTNERS	Common	29273R109	137588.55	3355	3355				3355
EQUITY RESIDENTIAL PPTY TR SH 	Common	29476L107	48239.1	930	930				930
EXELON CORP	Common	30161N101	174701	4100	4100				4100
EXPRESS SCRIPTS	Common	302182100	5931.2	160	160				160
EXXON MOBIL CP	Common	30231g102	4801496.67	66109	66109				66109
FDX Corp	Common	31428X106	2481216.48	36661	36661				36661
FIRSTPLUS FINANCIAL CORP	Common	33763b103	82.5	3000	3000				3000
FISERV INC.	Common	337738108	2892823.83	56979	56979				56979
FLUOR CORPORATION	Common	343412102	18620	400	400				400
FMC CORP NEW	Common	302491303	1521.52	22	22				22
FOSTER WHEELER AG	Common	H27178104	889.5	50	50				50
FOUR OAKS FINANCIAL	Common	350891107	729.3	442	442				442
FREEPORT MCMRN COP & GOLD B	Common	35671D857	1336420.05	43889	43889				43889
GAP, INC	Common	364760108	3978.8	245	245				245
GENERAL ELEC CO	Common	369604103	2602087.31	170965	170965				170965
GENUINE PARTS	Common	372460105	44450	875	875				875
GOLDCORP INC NEW	Common	380956409	31948	700	700				700
HEINZ HJ	Common	423074103	2700427.6	53495	53495				53495
HOME DEPOT	Common	437076102	53413.75	1625	1625				1625
HONEYWELL	Common	438516106	16378.43	373	373				373
IMMTECH PHARMACEUTICAL	Common	452519101	310	3100	3100				3100
INTEL CORP.	Common	458140100	2135078.79	100074	100074				100074
INTERNATIONAL BUSINESS M	Common	459200101	7049359.53	40312	40312				40312
INTERNATIONAL PAPER	Common	460146103	2743.5	118	118				118
ISHARES S&P GSTI SOFTWARE INDE	Common	464287515	3971180.4	76120	76120				76120
ITT CORP. (NEW)	Common	450911102	26628	634	634				634
JOHNSON & JOHNSON	Common	478160104	3445310.57	54095	54095				54095
JP MORGAN CHASE & CO.	Common	46625h100	2122676.89	70474	70474				70474
KELLOGG	Common	487836108	5584.95	105	105				105
KIMBERLY-CLARK	Common	494368103	1704.24	24	24				24
KRAFT FOODS	Common	50075N104	25520.8	760	760				760
LABORATORY CORP. OF AMERICA	Common	50540R409	18576.75	235	235				235
LIBERTY PROPERTY TRUST	Common	531172104	6113.1	210	210				210
LP MAGELLAN MIDSTREAM	Common	559080106	179690	2975	2975				2975
LP SUBURBAN PROPANE PARTNRSHP	Common	864482104	143174.85	3085	3085				3085
LTD PART KINDER MORGAN	Common	494550106	11966.5	175	175				175
MACK CALI REALITY CORP	Common	554489104	5350	200	200				200
MARATHON OIL	Common	565849106	2710965.92	125624	125624				125624
MARATHON PETE CORP	Common	56585A102	70356	2600	2600				2600
MASCO CORP	Common	574599106	42677.28	5994	5994				5994
MCCORMICK	Common	579780206	461600	10000	10000				10000
MCDONALDS CORP.	Common	580135101	1301931.5	14825	14825				14825
MEDCO HEALTH SOLUTIONS, INC.	Common	58405U102	6752.16	144	144				144
MERCK & CO INC	Common	58933Y105	305091	9330	9330				9330
METLIFE INC	Common	59156R108	2019661.05	72105	72105				72105
MICROSOFT CORP.	Common	594918104	4331034.23	174007	174007				174007
NABORS INDUSTRIES	Common	629568106	7356	600	600				600
NESTLE'S A ADR REG SH VTG	Common	641069406	22040	400	400				400
NEWBRIDGE BANCORP	Common	65080T102	3900	1000	1000				1000
NEWMONT MINING CORP	Common	651639106	42239.45	671	671				671
NEXTERA ENERGY INC	Common	65339F101	555325.6	10280	10280				10280
NIKE INC CLASS B	Common	654106103	16246.9	190	190				190
NOBLE CORP	Common	H5833N103	2935	100	100				100
NORDSTROM INC	Common	655664100	1827.2	40	40				40
NORTHWEST NATURAL GAS	Common	667655104	40792.5	925	925				925
ORACLE CORP	Common	68389X105	3335708.1	116065	116065				116065
OWENS ILL INC	Common	690768403	1360.8	90	90				90
PALL CORP	Common	696429307	38160	900	900				900
PEPCO HOLDINGS	Common	713291102	5297.6	280	280				280
PEPSICO, INC.	Common	713448108	284740	4600	4600				4600
PFIZER INC	Common	717081103	8840	500	500				500
PHILIP MORRIS INTL	Common	718172109	42106.5	675	675				675
PIEDMONT NATURAL GAS	Common	720186105	294966.9	10210	10210				10210
PIKE ELECTRIC CORP	Common	721283109	3385	500	500				500
PLAINS ALL AMERICAN PIPELINE	Common	726503105	109296.6	1855	1855				1855
PLUM CREEK TIMBER CO INC	Common	729251108	7289.1	210	210				210
PNC FINL CORP	Common	693475105	3132.35	65	65				65
POTASH CORP OF SASKATCHEWAN IN	Common	73755L107	7779.6	180	180				180
POWERSHARES EXCHANGE FINL PFD 	Common	73935X229	20462.05	1267	1267				1267
POWERSHARES GLOBAL ETF GBL WAT	Common	73936T623	2703915.72	173106	173106				173106
POWERSHARES QQQ TRUST SERIES I	Common	73935A104	317302.05	6045	6045				6045
PPG INDUSTRIES INC.	Common	693506107	7066	100	100				100
PRAXAIR INC.	Common	74005P104	84132	900	900				900
PROCTER & GAMBLE	Common	742718109	2992394.34	47363	47363				47363
PROGRESS ENERGY	Common	743263105	87924	1700	1700				1700
PROTECTIVE LIFE CORP.	Common	743674103	937.8	60	60				60
PRUDENTIAL FINANCIAL	Common	744320102	37488	800	800				800
QUATERRA RESOURCES	Common	747952109	8181	10000	10000				10000
QUEST DIAGNOSTICS INC	Common	74834L100	98720	2000	2000				2000
REGIONS FINANCIAL CORP NEW	Common	7591EP100	159.84	48	48				48
ROSS STORES INC	Common	778296103	9836.25	125	125				125
ROYAL BANK OF CANADA	Common	780087102	47091.6	1030	1030				1030
ROYAL DUTCH SHELL GDR	Common	780259206	71301.68	1159	1159				1159
RYDEX ETF TRUST MIDCAP 400 PUR	Common	78355W601	443531.4	6060	6060				6060
S&P MIDCAP 400 DEP	Common	595635103	3553.25	25	25				25
SANOFIAVENTIS SPS ADRS	Common	80105N105	2798824	85330	85330				85330
SARA LEE CORP	Common	803111103	11445	700	700				700
SCANA CORP	Common	80589M102	2929591.25	72425	72425				72425
SCANSOURCE	Common	806037107	19214	650	650				650
SCHLUMBERGER	Common	806857108	80934.15	1355	1355				1355
SIEMENS A G ADR	Common	826197501	67342.5	750	750				750
SIGMA ALDRICH	Common	826552101	1465102.69	23711	23711				23711
SOUTHERN CO	Common	842587107	753338.6	17780	17780				17780
SOUTHERN FIRST BANCSHARES	Common	842873101	6258.3	907	907				907
SPDR DOW JONES AVG ETF TR UNIT	Common	78467X109	257619.45	2365	2365				2365
SPDR-CONSUMER DISCRETIONARY	Common	81369Y407	2614.5	75	75				75
SPDR-CONSUMER STAPLES	Common	81369Y308	2966	100	100				100
SPDR-ENERGY	Common	81369Y506	1067339.42	18242	18242				18242
SPDR-FINANCIAL	Common	81369Y605	237794.35	20135	20135				20135
SPDR-HEALTH CARE	Common	81369Y209	4600.85	145	145				145
SPDR-INDUSTRIAL	Common	81369Y704	199134.3	6815	6815				6815
SPDR-MATERIALS	Common	81369Y100	968.71	33	33				33
SPDR-UTILITIES	Common	81369Y886	840.5	25	25				25
SPECTRA ENERGY CORP	Common	847560109	31128.57	1269	1269				1269
SPRD-TECHNOLOGY	Common	81369Y803	9440	400	400				400
STANDARD & POORS DEP RCPTS B/E	Common	78462F103	420012.8	3712	3712				3712
STATE ST CORP	Common	857477103	2572.8	80	80				80
STRYKER CORP	Common	863667101	56556	1200	1200				1200
SYSCO CORP.	Common	871829107	7770	300	300				300
TARGET CORPORATION	Common	8.76E+110	338130.8	6895	6895				6895
TELECOM NEW ZEALAND ADR	Common	879278208	12636.52	1279	1279				1279
TEVA PHARMACEUTICAL ADR	Common	881624209	2123735.98	57059	57059				57059
TIFFANY AND COMPANY	Common	886547108	47743.7	785	785				785
TJX COMPANIES	Common	872540109	2497814.1	45030	45030				45030
TRAVELERS	Common	8.94E+113	10233.3	210	210				210
UDR, INC.	Common	902653104	32501.52	1468	1468				1468
UNION PACIFIC	Common	907818108	63130.91	773	773				773
UNITED HEALTHCARE	Common	91324P102	74852.76	1623	1623				1623
UNITED TECHNOLOGIES	Common	913017109	1949042.36	27701	27701				27701
UNUMPROVIDENT CORP	Common	91529Y106	4192	200	200				200
USBANCORP	Common	902973304	5178.8	220	220				220
VERIZON COMMUNICATONS	Common	92343V104	4278368	116260	116260				116260
VIACOM INC NEW CLASS B	Common	92553P201	6740.76	174	174				174
VULCAN MATERIALS	Common	929160109	32383	1175	1175				1175
WAL MART STORES INC	Common	931142103	2225056.8	42872	42872				42872
WALT DISNEY CO.	Common	254687106	3166.8	105	105				105
WATSON PHARMACEUTICALS	Common	942683103	8190	120	120				120
WELLS FARGO	Common	949746101	2134137.6	88480	88480				88480
WESTERN UNION CO.	Common	959802109	37460.5	2450	2450				2450
WILLIAMS PARTNERS LP 	Common	96950F104	104683.2	1930	1930				1930
WINDSTREAM CORP	Common	97381W104	6011.4	516	516				516
YADKIN VALLEY FINANCIAL	Common	984314104	2239.05	1357	1357				1357
ZIMMER HOLDINGS	Common	98956P102	6310.64	118	118				118
ISHARES S&P MIDCAP 400 GROWTH 	Common	464287606	3413.92	38	38				38
VANGUARD MID-CAP VALUE ETF	Common	922908512	427576	9215	9215				9215
RYDEX ETF TRUST S&P 500 PURE G	Common	78355W403	243944.4	6168	6168				6168
RYDEX ETF TRUST S&P VALUE 	Common	78355W304	31787.5	1250	1250				1250
VANGUARD LARGE CAP GROWTH	Common	922908736	849392.96	15184	15184				15184
VANGUARD WORLD FDS MEGA 	Common	921910840	85800	2500	2500				2500
ISHARES S&P SMALL CAP 600 ETF	Common	464287804	40978	700	700				700
VANGUARD SMALL CAP VALUE ETF	Common	922908611	133947.8	2410	2410				2410
ISHARES TR XINHUA HK CHINA 25 	Common	464287184	305217	9900	9900				9900
VANGUARD ETF EMRG MKTS VIPERS	Common	922042858	7290150.95	203465	203465				203465

Totals			127229516.4	3418432	3418432				3418432




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